Receivables, Prepayments and Other Assets - Schedule of Accounts Receivable (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Current:
Trade receivables, other than related parties	$ 725	$ 906
Other receivables	286	307
Unbilled accounts receivable	81	38
Receivables from government grants	240	133
Other current financial assets and other	65	22
Total	1,397	1,406
Non-current:
Unbilled accounts receivable	18	0
Advances to suppliers	181	180
Receivables from government grants	58	124
Equity investments	98	25
Other	21	22
Receivables, prepayments and other assets	$ 376	$ 351